INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
Schedule of intangible assets

	Weighted Average		Accumulated
December 31, 2016	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.8%	1,388	607	781
Natural gas supply opportunities	3.2%	435	127	308
Power purchase agreements	3.2%	100	14	86
Customer relationships	3.0%	251	4	247
Land leases, permits and other	4.8%	213	62	151

		2,387	814	1,573

	Weighted Average		Accumulated
December 31, 2015	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.6%	1,295	516	779
Natural gas supply opportunities	4.0%	484	122	362
Power purchase agreements	3.8%	94	11	83
Land leases, permits and other	4.2%	163	39	124

		2,036	688	1,348